Retirement Plans	12 Months Ended
Dec. 29, 2018
Retirement Benefits [Abstract]
Retirement Plans

7. Retirement Plans

The Company makes payments into the UFCW—Northern California Employers Joint Pension Trust Fund (the “Pension Fund”) and the UFCW—Benefits Trust Fund (“Benefits Fund”), multiemployer pension and welfare trusts, established for the benefit of union employees at two company operated stores under the terms of its collective bargaining agreement. The Company currently operates under a collective bargaining agreement that expires September 6, 2019. Payments into the Pension Fund were $0.5 million for each of the fiscal years ended December 31, 2016 and December 30, 2017 and $0.4 million for the fiscal year ended December 29, 2018. Payments into the Benefits Fund were $1.5 million for each of the fiscal years ended December 31, 2016 and December 30, 2017 and $1.1 million for the fiscal year ended December 29, 2018. Such contributions represent less than 5% of the total contributions to the Fund. The Company paid no surcharges to the Fund. The Company does not have future obligations to contribute to the Benefits Fund upon termination of the collective bargaining agreement.

The risks of participating in a multiemployer pension plan are different from single-employer pension plans in the following aspects:

a.	Assets contributed to the multiemployer plan by one employer may be used to provide benefits to employees of other participating employers.

b.	If a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers.

c.

If the Company stops participating in its multiemployer pension plan, the Company may be required to pay those plans an amount based on the underfunded status of the plan, referred to as a withdrawal liability.

The following information represents the Company’s participation in the plan for the annual period ended December 30, 2017, the latest available information from the Fund. All such information is based on information the Company received from the plan.

The Fund’s Employer Identification Number and Plan Number is 946313554-001. Under the provisions of the Pension Protection Act (PPA) zone status, the Fund was in critical status during the Plan year. Among other factors, generally, plans in critical status are less than 65 percent funded. In an effort to improve the Plan’s funding situation, the trustees adopted a rehabilitation plan on July 8, 2010. The rehabilitation plan changes the benefits for participants who retire and commence a pension on or after January 1, 2012, and changes future benefit accruals earned on or after January 1, 2012. Except in limited circumstances, the pensions of participants and beneficiaries whose pension effective date is before January 1, 2012, is not affected.

For the Company’s nonunion employees, the Company offers the following plans:

a.

A defined contribution retirement plan for warehouse employees, which requires an annual contribution of 15% of eligible salaries. The defined contribution retirement plan is available to nonunion employees who meet certain service criteria.

b.

A noncontributory profit-sharing plan for administrative personnel under which the board of directors may authorize an annual contribution of up to 15% of eligible salaries. The profit-sharing plan is available to nonunion employees who meet certain service criteria.

The Company expensed $3.9 million, $3.3 million and $3.6 million for contributions to these two plans for the fiscal years ended December 31, 2016, December 30, 2017 and December 29, 2018, respectively.

c.	A 401(k) retirement plan for warehouse employees, which is available to those employees who meet certain service criteria.

d.	A 401(k) retirement plan for administrative personnel, which is available to those employees who meet certain service criteria.

e.	The Company is not obligated to match any employee contributions for the 401(k) retirement plans.

For Amelia’s employees who meet certain service criteria, the Company has a 401(k) retirement plan under which the Company will match employee contributions at a rate of 35% of each participating employee’s contributions, not to exceed 6% of wages. The Company expensed $36,110, $31,063 and $29,929 for contributions to this plan for the fiscal years ending December 31, 2016, December 30, 2017 and December 29, 2018, respectively.